Fees Summary	Jan. 22, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 497,581,954.82
Previously Paid Amount	0.00
Total Fee Amount	68,716.07
Total Offset Amount	0.00
Net Fee	$ 68,716.07